FAIR VALUE OF ASSETS AND LIABILITIES	12 Months Ended
Dec. 31, 2025
FAIR VALUE OF ASSETS AND LIABILITIES
FAIR VALUE OF ASSETS AND LIABILITIES
NOTE 30. FAIR VALUE OF ASSETS AND LIABILITIES
The following table presents the carrying amount and the fair value of the assets and liabilities as of December 31, 2025, and 2024:

	Note	December 31, 2025(1)		December 31, 2024
		Carrying amount	Fair Value	Carrying amount	Fair Value
In millions of COP
Assets
Debt instruments at fair value through profit or loss	5.1	23,459,380	23,459,380	23,035,281	23,035,281
Debt instruments at fair value through OCI	5.1	3,551,348	3,551,348	5,084,416	5,084,416
Debt instruments at amortized cost	5.1	5,812,624	5,836,484	8,404,878	8,403,740
Derivative financial instruments	5.2	4,417,863	4,417,863	2,938,142	2,938,142
Equity securities at fair value	5.1	1,463,622	1,463,622	1,011,310	1,011,310
Other financial instruments	5.1	30,285	30,285	34,385	34,385
Loans and advances to customers at amortized cost, net	6	243,100,035	275,626,425	263,274,170	269,345,583
Investment properties	9	6,595,407	6,595,407	5,580,109	5,580,109
Investments in associates(2)	8	2,041,402	2,041,402	1,830,884	1,830,884
Total		290,471,966	323,022,216	311,193,575	317,263,850
Liabilities
Deposits by customers	15	264,413,956	264,953,910	279,059,401	279,463,012
Interbank deposits	16	30,102	30,102	716,493	716,493
Repurchase agreements and other similar secured borrowing	16	676,047	676,047	1,060,472	1,060,472
Derivative financial instruments	5.2	4,514,630	4,514,630	2,679,643	2,679,643
Borrowings from other financial institutions	17	9,356,428	9,356,428	15,689,532	15,689,532
Preferred shares		583,477	324,260	584,204	407,174
Debt instruments in issue	18	7,409,693	7,627,543	11,275,216	11,389,498
Total		286,984,333	287,482,920	311,064,961	311,405,824
(1)The accumulated value as of December 31, 2025, includes the effects of the classification of Banistmo S.A. as an asset held for sale since December 18, 2025. For more information, see Note 1. Reporting Entity, Note 2.D12. Significant Accounting Policies - Assets Held for Sale and Discontinued Operations, and Note 31. Discontinued Operation.
(2)It corresponds to investments in associates P.A. Viva Malls, P.A. Distrito Vera, P.A. Lote Palermo, and Fideicomiso Locales Distrito Vera. For further information see Note 8. Investments in associates and joint ventures.

Fair value hierarchy
IFRS 13 establishes a fair value hierarchy of valuation techniques based on whether the inputs to those valuation techniques are observable or unobservable, that reflects the significance of inputs adopted in the measurement process. In accordance with IFRS, the financial instruments are classified as follows:

Level 1: Observable inputs that reflect quoted prices (unadjusted) in active markets for identical assets or liabilities. An active market is a market in which transactions for the asset or liability being measured take place with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2: Inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. Level 2 generally includes: (i) quoted prices for similar assets or liabilities in active markets; (ii) quoted prices for identical or similar assets or liabilities in markets that are not active, that is, markets in which there are few transactions for the asset or liability.

Level 3: Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. Level 3 assets and liabilities include financial instruments whose value is determined using pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of fair value requires significant management judgment or estimation. This category generally includes certain retained residual interests in securitizations, asset-backed securities (ABS) and highly structured or long-term derivative contracts where independent pricing information was not able to be obtained for a significant portion of the underlying assets.

Valuation process for fair value measurements

The valuation to fair value prices is performed using prices, methodologies and inputs provided by the official pricing services provider (Precia - Proveedor de Precios para Valoración S.A.) to Cibest Corporate Group.

All methodologies and procedures developed by the pricing services provider are supervised by the SFC, which has not objected to them.

Daily, the back-office Service Valuation Officer (SVO) verifies the valuation of investments, and the Credit and Financial Risk Manager area reports the results of the portfolio’s valuation.

Fair value measurement

Assets and liabilities

a. Debt instruments

Cibest Corporate Group assigns prices to those debt investments, using the prices provided by the official pricing services provider (Precia) and assigns the appropriate level according to the procedure described above. For securities not traded or over the counter, such as certain bonds issued by other financial institutions, Cibest Corporate Group generally determines fair value using internal valuation and standard techniques. These techniques include determination of expected future cash flows which are discounted using curves of the applicable currencies and the Colombian consumer price index (interest rate in this case), modified by the credit risk and liquidity risk. The interest rate is generally computed using observable market data and reference yield curves derived from quoted interest in appropriate time bandings, which match the timings of the cash flows and maturities of the instruments.

b. Equity securities and other financial instruments

Cibest Corporate Group perform the market price valuation of its investments in variable income using the prices provided by the official pricing services provider (Precia) and classifies those investments according to the procedure described above (Hierarchy of fair value section). Likewise, the fair value of unlisted equity securities and other financial instruments is based on an assessment of each individual investment using methodologies that include publicly-traded comparable derived by multiplying a key performance metric (e.g., earnings before interest, taxes, depreciation and amortization) of the portfolio company by the relevant valuation multiple observed for comparable companies, acquisition comparable, and if necessary considered, are subject to appropriate discounts for lack of liquidity or marketability. Interests in investment funds, trusts and collective portfolios are valued using the investment unit value determined by the fund management company. For investment funds where the underlying assets are investment properties, the investment unit value depends on the investment properties value, determined as described below in “i. Investment property”.

c. Derivative financial instruments

Cibest Corporate Group holds positions in standardized derivatives, such as futures over local stocks, and over the market representative rate. These instruments are evaluated according to the information provided by Precia, which perfectly matches the information provided by the Central Counterparty Clearing House – CCP.

Additionally, Cibest Corporate Group holds positions in Over-The-Counter (OTC) derivatives, which in the absence of prices, are valued using the inputs and methodologies provided by the pricing services provider, which have the no objection to the SFC.

The key inputs depend upon the type of derivative and the nature of the underlying instrument and include interest rate yield curves, foreign exchange rates, the spot price of the underlying volatility, credit curves, and correlation of such inputs.

d. Credit valuation adjustment
Cibest Corporate Group measures the effects of the credit risk of its counterparties and its own creditworthiness in determining fair value of the swap, option, and forward derivatives.

Counterparty credit-risk adjustments are applied to derivatives when the Cibest Corporate Group’s position is a derivative asset and the Cibest Corporate Group’s credit risk is incorporated when the position is a derivative liability. Cibest Corporate Group attempts to mitigate credit risk to third parties which are international banks by entering into master netting agreements. The agreements allow the offsetting or netting of amounts that are liabilities derived from transactions carried out under the different agreements. Master netting agreements take different forms and may allow payments to be made under a variety of other master agreements or other negotiated agreements between the same parties; some may operate on a monthly basis, while others apply only upon termination of the agreements.

When assessing the impact of credit exposure, only the net counterparty exposure is considered at risk, due to the offsetting of certain same-counterparty positions and the application of cash and other collateral.

Cibest Corporate Group generally calculates the asset’s credit risk adjustment for derivatives transacted with international financial institutions by incorporating indicative credit related pricing that is generally observable in the market (Credit Default Swaps, “CDS”). The credit-risk adjustment for derivatives transacted with nonpublic counterparties is calculated by incorporating unobservable credit data derived from internal credit qualifications to the financial institutions and corporate companies located in each geography. Cibest Corporate Group also considers its own creditworthiness when determining the fair value of an instrument, including OTC derivative instruments if Cibest Corporate Group believes market participants would take that into account when transacting the respective instrument. The approach to measuring the impact of the Cibest Corporate Group’s credit risk on an instrument transacted with international financial institutions is done using the asset swap curve calculated for subordinated bonds issued by Cibest Corporate Group in foreign currency. For derivatives transacted with local financial institutions, Cibest Corporate Group calculates the credit risk adjustment by incorporating credit risk data provided by rating agencies and available in the financial markets.

e. Impaired loans measured at fair value

Cibest Corporate Group measured certain impaired loans based on the fair value of the associated collateral less costs to sell. The fair values were determined as follows using external and internal valuation techniques or third-party experts, depending on the type of underlying asset.

For vehicles under leasing arrangements, Cibest Corporate Group uses an internal valuation model based on price curves for each type of vehicle. Such curves show the expected price of the vehicle at different points in time based on the initial price and projection of economic variables such as inflation, devaluation, and customs. The prices modelled in the curves are compared every six months with market information for the same or similar vehicles and in the case of significant deviation; the curve is adjusted to reflect the market conditions.

Other vehicles are measured using matrix pricing from a third party. This matrix is used by most of the market participants and is updated monthly. The matrix is developed from values provided by several price providers for identical or similar vehicles and considers brand, characteristics of the vehicles, and manufacturing date among other variables to determine the prices.

For real estate assets, a third-party qualified appraiser is used. The methodologies vary depending on the date of the last appraisal available for the property (the appraisal is estimated based on either of three approaches: cost, sales comparison, and income approach, and is required every three years). When the property has been valued in the last 12 months and the market conditions have not shown significant changes, the most recent valuation is considered the fair value of the property.

For all other cases (for example, appraisals older than 12 months) the value of the property is updated by adjusting the value in the last appraisal for weighted factors such as location, type and characteristics of the property, size, structural conditions and the expected sales prices, among others. The factors are determined based on current market information gathered from several external real estate specialists. For all other cases (for example, appraisals older than 12 months) the value of the property is updated by adjusting the value in the last appraisal for weighted factors such as location, type and characteristics of the property, size, structural conditions, and the expected sales prices, among others. The factors are determined based on current market information gathered from several external real estate specialists.

f. Assets held for sale measured at fair value less cost of sale
Cibest Corporate Group measures certain impaired foreclosed assets and premises and equipment held for sale based on fair value less costs to sell. The fair values were determined using external and internal valuation techniques, depending on the type of underlying asset. Those assets are comprised mainly of real estate properties for which the appraisal is conducted by experts considering factors such as the location, type and characteristics of the property, size, physical conditions and expected selling costs, among others. Likewise, in some cases fair value is estimated considering comparable prices or promises of sale and offering prices from auctions process.

Additionally, Cibest Corporate Group measured the discontinued operation Banistmo SA classified as held for sale based on fair value less costs to sell. See Note 1. Reporting Entity, Note 2.D12. Significant Accounting Policies - Assets Held for Sale and Discontinued Operations, and Note 31. Discontinued Operation.

g. Mortgage-backed securities (“TIPS”) and Asset-Backed securities

Cibest Corporate Group invests in asset-backed securities for which underlying assets are mortgages and earnings under contracts issued by financial institutions and corporations, respectively. Cibest Corporate Group does not have a significant exposure to sub-prime securities. The asset-backed securities are denominated in local market TIPS and are classified as fair value through profit or loss. These asset-backed securities have different maturities and are generally classified by credit ratings.

TIPS are part of Cibest Corporate Group portfolio and its fair value is measured using published price from the official pricing services provider. These securities are leveled by margin and are assigned to level 2 or 3 based on information provided by Precia.

Residual TIPS have their fair value measured using the discounted flow method, taking into account the amortization tables of the Titularizadora Colombiana, the betas in COP and UVR of Precia (used to construct the curves) and the margins; when they are residual TIPS of subordinated issues, a liquidity premium is applied. These securities are assigned to level 3.

h. Investments in associates measured at fair value

Cibest Corporate Group recognizes its investments in P.A Viva Malls, P.A Distrito Vera and Fideicomiso Locales Distrito Vera as associates at fair value. The estimated amount is provided by the fund manager as the variation of the units according to the units owned by the FCP Fondo Inmobiliario Colombia. The associate’s assets are comprised of investment properties which are measured using the following techniques: comparable prices, discounted cash flows, replacement cost and direct capitalization. For further information about techniques methodologies and inputs used by the external party see “Quantitative Information about Level 3 Fair Value Measurements”.

i. Investment property

Cibest Corporate Group’s investment property is valued by external experts, who use valuation techniques based on comparable prices, direct capitalization, discounted cash flows and replacement costs.

Assets and liabilities measured at fair value on a recurring basis
The following table presents for each level of the fair value hierarchy levels the Cibest Corporate Group’s assets and liabilities measured at fair value on a recurring basis as of December 31, 2025, and 2024:

Financial Assets
Type of instrument	December 31, 2025(1)				December 31, 2024
	Fair value hierarchy			Total fair value	Fair value hierarchy			Total fair value
	Level 1	Level 2	Level 3		Level 1	Level 2	Level 3
In millions of COP
Investment securities
Debt instruments at fair value through profit or loss
Securities issued by the Colombian Government	10,176,528	2,436,729	2,423	12,615,680	10,625,153	1,019,028	-	11,644,181
Securities issued or secured by government entities	-	152,574	-	152,574	-	118,760	-	118,760
Securities issued by other financial institutions	206,151	550,010	69,173	825,334	140,703	513,040	77,821	731,564
Securities issued by foreign governments	6,350,052	3,426,269	-	9,776,321	6,191,395	4,092,055	-	10,283,450
Corporate bonds	4,247	55,511	29,713	89,471	124,812	98,255	34,259	257,326
Total debt instruments at fair value through profit or loss	16,736,978	6,621,093	101,309	23,459,380	17,082,063	5,841,138	112,080	23,035,281
Debt instruments at fair value through OCI
Securities issued by the Colombian Government	-	-	2,625,566	2,625,566	35,570	-	2,648,355	2,683,925
Securities issued by other financial institutions	-	63,624	-	63,624	119,479	107,614	49,744	276,837
Securities issued by foreign governments	-	-	-	-	368,736	1,115,810	-	1,484,546
Corporate bonds	-	349,647	512,511	862,158	60,922	747	577,439	639,108
Total debt instruments at fair value through OCI	-	413,271	3,138,077	3,551,348	584,707	1,224,171	3,275,538	5,084,416
Total debt instruments	16,736,978	7,034,364	3,239,386	27,010,728	17,666,770	7,065,309	3,387,618	28,119,697
Equity securities
Equity securities	50,909	624,781	787,932	1,463,622	31,086	262,351	717,873	1,011,310
Total equity securities	50,909	624,781	787,932	1,463,622	31,086	262,351	717,873	1,011,310
Other financial assets
Other financial assets	-	-	30,285	30,285	-	-	34,385	34,385
Total other financial assets	-	-	30,285	30,285	-	-	34,385	34,385
Derivative financial instruments
Forwards
Foreign exchange contracts	-	2,131,966	763,486	2,895,452	-	617,961	466,869	1,084,830
Equity contracts	-	34,367	24,773	59,140	-	298	51,347	51,645
Total forwards	-	2,166,333	788,259	2,954,592	-	618,259	518,216	1,136,475
Swaps
Foreign exchange contracts	-	905,862	162,878	1,068,740	-	1,200,777	262,479	1,463,256
Interest rate contracts	136,560	129,082	12,812	278,454	105,560	114,980	15,493	236,033
Total swaps	136,560	1,034,944	175,690	1,347,194	105,560	1,315,757	277,972	1,699,289
Options
Foreign exchange contracts	-	51,739	64,338	116,077	161	36,207	66,010	102,378
Total options	-	51,739	64,338	116,077	161	36,207	66,010	102,378
Total derivative financial instruments	136,560	3,253,016	1,028,287	4,417,863	105,721	1,970,223	862,198	2,938,142
Investment properties
Lands	-	-	563,185	563,185	-	-	499,833	499,833
Buildings	-	-	6,032,222	6,032,222	-	-	5,080,276	5,080,276
Total investment properties	-	-	6,595,407	6,595,407	-	-	5,580,109	5,580,109
Investment in associates at fair value
Investment in associates at fair value	-	-	2,041,402	2,041,402	-	-	1,830,884	1,830,884
Total investment in associates at fair value	-	-	2,041,402	2,041,402	-	-	1,830,884	1,830,884
Total	16,924,447	10,912,161	13,722,699	41,559,307	17,803,577	9,297,883	12,413,067	39,514,527
(1)The accumulated value as of December 31, 2025 includes the effects of the classification of Banistmo S.A. as an asset held for sale since December 18, 2025. For more information, see Note 1. Reporting Entity, Note 2.D12. Significant Accounting Policies - Assets Held for Sale and Discontinued Operations, and Note 31. Discontinued Operation.

Financial liabilities
Type of instrument	December 31, 2025(1)				December 31, 2024
	Fair value hierarchy			Total fair value	Fair value hierarchy			Total fair value
	Level 1	Level 2	Level 3		Level 1	Level 2	Level 3
In millions of COP
Derivative financial instruments
Forwards
Foreign exchange contracts	-	1,514,575	1,205,024	2,719,599	-	885,520	86,775	972,295
Equity contracts	-	547	7,616	8,163	-	89	1,278	1,367
Total forwards	-	1,515,122	1,212,640	2,727,762	-	885,609	88,053	973,662
Swaps
Foreign exchange contracts	-	1,133,648	135,106	1,268,754	-	1,264,593	67,838	1,332,431
Interest rate contracts	135,242	161,742	74,195	371,179	102,701	160,721	27,646	291,068
Total swaps	135,242	1,295,390	209,301	1,639,933	102,701	1,425,314	95,484	1,623,499
Options
Foreign exchange contracts	224	36,466	110,245	146,935	421	82,061	-	82,482
Total options	224	36,466	110,245	146,935	421	82,061	-	82,482
Total derivative financial instruments	135,466	2,846,978	1,532,186	4,514,630	103,122	2,392,984	183,537	2,679,643
Total	135,466	2,846,978	1,532,186	4,514,630	103,122	2,392,984	183,537	2,679,643
(1)The accumulated value as of December 31, 2025 includes the effects of the classification of Banistmo S.A. as an asset held for sale since December 18, 2025. For more information, see Note 1. Reporting Entity, Note 2.D12. Significant Accounting Policies - Assets Held for Sale and Discontinued Operations, and Note 31. Discontinued Operation.

Fair value of assets and liabilities that are not measured at fair value in the Consolidated Statement of Financial Position

The following table presents for each of the fair-value hierarchy levels the Cibest Corporate Group’s assets and liabilities that are not measured at fair value in the Consolidated Statement of Financial Position, but for which the fair value is disclosed at December 31, 2025, and December 31, 2024:

Assets
Type of instrument	December 31, 2025(1)				December 31, 2024
	Fair value hierarchy			Total fair value	Fair value hierarchy			Total fair value
	Level 1	Level 2	Level 3		Level 1	Level 2	Level 3
In millions of COP
Debt instruments
Securities issued by the Colombian Government	141,524	-	-	141,524	156,209	-	-	156,209
Securities issued or secured by government entities	-	43,771	4,094,247	4,138,018	-	46,272	3,326,959	3,373,231
Securities issued by other financial institutions	129,128	93,521	52,231	274,880	284,281	57,091	250,508	591,880
Securities issued by foreign governments	189,057	150,587	-	339,644	412,579	227,076	-	639,655
Corporate bonds	642,074	9,623	290,721	942,418	1,050,588	14,017	2,578,160	3,642,765
Total – Debt instruments	1,101,783	297,502	4,437,199	5,836,484	1,903,657	344,456	6,155,627	8,403,740
Loans and advances to customers, net	-	-	275,626,425	275,626,425	-	-	269,345,583	269,345,583
Total	1,101,783	297,502	280,063,624	281,462,909	1,903,657	344,456	275,501,210	277,749,323
(1)The accumulated value as of December 31, 2025 includes the effects of the classification of Banistmo S.A. as an asset held for sale since December 18, 2025. For more information, see Note 1. Reporting Entity, Note 2.D12. Significant Accounting Policies - Assets Held for Sale and Discontinued Operations, and Note 31. Discontinued Operation.

Liabilities
Type of instruments	December 31, 2025(1)				December 31, 2024
	Fair value hierarchy			Total fair value	Fair value hierarchy			Total fair value
	Level 1	Level 2	Level 3		Level 1	Level 2	Level 3
In millions of COP
Deposits by customers	-	64,471,127	200,482,783	264,953,910	-	60,894,992	218,568,020	279,463,012
Interbank deposits	-	-	30,102	30,102	-	-	716,493	716,493
Repurchase agreements and other similar secured borrowing	-	-	676,047	676,047	-	-	1,060,472	1,060,472
Borrowings from other financial institutions	-	-	9,356,428	9,356,428	-	-	15,689,532	15,689,532
Debt instruments in issue	5,030,129	1,372,155	1,225,259	7,627,543	5,811,412	2,669,991	2,908,095	11,389,498
Preferred shares	-	-	324,260	324,260	-	-	407,174	407,174
Total	5,030,129	65,843,282	212,094,879	282,968,290	5,811,412	63,564,983	239,349,786	308,726,181
(1)The accumulated value as of December 31, 2025 includes the effects of the classification of Banistmo S.A. as an asset held for sale since December 18, 2025. For more information, see Note 1. Reporting Entity, Note 2.D12. Significant Accounting Policies - Assets Held for Sale and Discontinued Operations, and Note 31. Discontinued Operation.
IFRS requires entities to disclose the fair value of financial instruments, both assets and liabilities recognized and not recognized in the Consolidated Statement of Financial Position, for which it is practicable to estimate fair value. Certain categories of assets and liabilities, however, are not eligible for fair value accounting. The financial instruments below are not measured at fair value on a recurring and nonrecurring basis:

Short-term financial instruments

Short-term financial instruments are valued at their carrying amounts included in the Consolidated Statement of Financial Position, which are reasonable estimates of fair value due to the relatively short period to maturity of the instruments. This approach was used for cash and cash equivalents, accrued interest receivable, customers’ acceptances, accounts receivable, accounts payable, accrued interest payable and Cibest Corporate Group acceptances outstanding.

Deposits from customers

The fair value of time deposits was estimated based on the discounted value of cash flows using the appropriate discount rate for the applicable maturity. The fair value of deposits with no contractual maturities represents the amount payable on demand as of the date of the Statement of Financial Position.

Interbank deposits and repurchase agreements and other similar secured borrowings

Short-term interbank borrowings and repurchase agreements have been valued at their carrying amounts because of their relatively short-term nature. Long-term and domestic development bank borrowings have also been valued at their carrying amount because they bear interest at variable rates.

Borrowings from other financial institutions

The fair value of borrowings from other financial institutions were determined by using discounted cash flow models. The cash flows projection of capital and interest was made according to the contractual terms, considering capital amortization and interest bearing. Subsequently, the cash flows were discounted using reference curves formed by the weighted average of the Cibest Corporate Group’s deposit rates.

Debt instruments in issue

The fair value of debt instruments in issue, comprised of bonds issued by Cibest Corporate Group, was estimated substantially based on quoted market prices. The fair value of certain bonds which do not have a public trading market, were determined based on the discounted value of cash flows using the rates currently offered for bonds of similar remaining maturities and Cibest Corporate Group’s creditworthiness.
Preferred Shares

In the valuation of the liability component of Preferred Shares related to the minimum dividend of 1% of the subscription price, Cibest Corporate Group uses the Gordon Model to price the obligation, taking into account its own credit risk, which is measured using the market spread based on observable inputs such as quoted prices of sovereign debt. The Gordon Model is commonly used to determine the intrinsic value of a stock based on a future series of dividends that are estimated by Cibest Corporate Group and growth at a constant rate considering Cibest Corporate Group’s own perspectives of the payout ratio.

Loans and advances to customers

Estimating the fair value of loans and advances to customers is considered an area of considerable uncertainty as there is no observable market. The loan portfolio is stratified into tranches and loans segments such as commercial, consumer, small business loans, mortgage, and leasing. The fair value of loans and advances to customers and financial institutions is determined using a discounted cash flow methodology, considering each credit’s principal and interest projected cash flows to the prepayment date. The projected cash flows are discounted using reference curves according to the type of loan and its maturity date.

Items measured at fair value on a non-recurring basis

Cibest Corporate Group measured certain foreclosed assets held for sale, including the discontinued operation of Banistmo S.A., based on fair value less costs to sell. Fair values were determined using internal and external valuation techniques and third-party judgments, depending on the type of underlying asset. The following breakdown sets out the fair value hierarchy of assets classified by type:

	December 31, 2025				December 31, 2024
Type of instruments	Fair-value hierarchy			Total fair value	Fair-value hierarchy			Total fair value
	Level 1	Level 2	Level 3		Level 1	Level 2	Level 3
In millions of COP
Machinery and equipment	-	-	5,622	5,622	-	-	10,085	10,085
Real estate for residential purposes	-	-	4,584	4,584	-	-	133,863	133,863
Real estate different from residential properties	-	-	136	136	-	-	29,794	29,794
Discontinued operation	-	-	5,947,838	5,947,838	-	-	-	-
Total	-	-	5,958,180	5,958,180	-	-	173,742	173,742
(1)The accumulated value as of December 31, 2025 includes the effects of the classification of Banistmo S.A. as an asset held for sale since December 18, 2025. For more information, see Note 1. Reporting Entity, Note 2.D12. Significant Accounting Policies - Assets Held for Sale and Discontinued Operations, and Note 31. Discontinued Operation.
Changes in level 3 fair-value category
The table below presents reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs at December 31, 2025, and 2024:
As of December 31, 2025

Type of instruments	Balance, January 1, 2025	Included in earnings	OCI	Purchases	Settlement	Reclassifications(2)	Prepaids	Transfers in to level 3	Transfers out of level 3	Reclassification to assets held for sale(1)	Balance, December 31, 2025(1)
In millions of COP
Assets
Debt instruments at fair value though profit or loss										-
Securities issued by the Colombian Government	-	149	-	2,274	-	-	-	-	-	-	2,423
Securities issued or secured by other financial entities	77,821	4,103	-	100	(8,499)	-	(4,800)	11,570	(11,122)	-	69,173
Corporate bonds	34,259	(25)	-	4,327	(18,591)	-	-	9,743	-	-	29,713
Total	112,080	4,227	-	6,701	(27,090)	-	(4,800)	21,313	(11,122)	-	101,309
Debt instruments at fair value through OCI
Securities issued by the Colombian Government	2,648,355	-	134,918	2,490,647	(2,648,354)	-	-	-	-	-	2,625,566
Securities issued or secured by other financial entities	49,744	-	-	-	-	-	-	-	(49,744)	-	-
Corporate bonds	577,439	-	(32,888)	-	-	-	-	-	(32,040)	-	512,511
Total	3,275,538	-	102,030	2,490,647	(2,648,354)	-	-	-	(81,784)	-	3,138,077
Derivative financial instruments
Foreign exchange contracts	795,358	113,321	-	855,487	(586,326)	(197,124)	-	13,035	-	(3,049)	990,702
Interest rate contracts	15,493	(3,322)	-	5,683	(2,432)	(626)	-	-	(1,984)	-	12,812
Equity contracts	51,347	-	-	24,773	(51,347)	-	-	-	-	-	24,773
Total	862,198	109,999	-	885,943	(640,105)	(197,750)	-	13,035	(1,984)	(3,049)	1,028,287
Equity securities
Equity securities	717,873	39,067	12,299	173,261	(65,923)	-	-	73,903	-	(162,548)	787,932
Total	717,873	39,067	12,299	173,261	(65,923)	-	-	73,903	-	(162,548)	787,932
Other financial instruments
Other financial instruments	34,385	(6,265)		15,145	(12,980)						30,285
Total	34,385	(6,265)	-	15,145	(12,980)	-	-	-	-	-	30,285
Investment in associates
P.A. Viva malls	1,817,503	173,053	-	-	-	-	-	-	-	-	1,990,556
P.A. Lote Palermo	-	310	-	36,992	(7)	-	-	-	-	-	37,295
P.A. Distrito Vera	13,325	2,341	-	-	(2,261)	-	-	-	-	-	13,405
Fideicomiso Locales Distrito Vera	56	(3)	-	93	-	-	-	-	-	-	146
Total	1,830,884	175,701	-	37,085	(2,268)	-	-	-	-	-	2,041,402
Total Assets	6,832,958	322,729	114,329	3,608,782	(3,396,720)	(197,750)	(4,800)	108,251	(94,890)	(165,597)	7,127,292
Liabilities
Derivative financial instruments
Foreign exchange contracts	154,613	214,520	-	1,322,057	(86,562)	(197,124)	-	42,898	-	(27)	1,450,375
Interest rate contracts	27,646	4,330	-	26,345	(3,863)	(626)	-	20,363	-	-	74,195
Equity contracts	1,278	-	-	7,616	(1,278)	-	-	-	-	-	7,616
Total	183,537	218,850	-	1,356,018	(91,703)	(197,750)	-	63,261	-	(27)	1,532,186
Total liabilities	183,537	218,850	-	1,356,018	(91,703)	(197,750)	-	63,261	-	(27)	1,532,186
(1)The accumulated value as of December 31, 2025, includes the effects of the classification of Banistmo S.A. as an asset held for sale since December 18, 2025. For more information, see Note 1. Reporting Entity, Note 2.D12. Significant Accounting Policies - Assets Held for Sale and Discontinued Operations, and Note 31. Discontinued Operation.
(2)From derivative assets to derivative liabilities classified in level 3 and vice versa..
As of December 31, 2024

Type of instruments	Balance, January 1, 2024	Included in earnings	OCI	Purchases	Settlement	Reclassifications(1)	Prepaids	Transfers in to level 3	Transfers out of level 3	Balance, December 31, 2024
In millions of COP
Assets
Debt instruments at fair value though profit or loss
Securities issued or secured by other financial entities	78,729	2,042	-	14,696	(12,157)	-	(3,117)	3,195	(5,567)	77,821
Corporate bonds	14,284	538	-	2,994	-	-	-	16,443	-	34,259
Total	93,013	2,580	-	17,690	(12,157)	-	(3,117)	19,638	(5,567)	112,080
Debt instruments at fair value through OCI
Securities issued by the Colombian Government	2,664,295	-	157,708	2,490,647	(2,664,295)	-	-	-	-	2,648,355
Securities issued or secured by other financial entities	-	-	(272)	50,016	-	-	-	-	-	49,744
Corporate bonds	-	-	1,892	71,517	-	-	-	504,030	-	577,439
Total	2,664,295	-	159,328	2,612,180	(2,664,295)	-	-	504,030	-	3,275,538
Derivative financial instruments
Foreign exchange contracts	1,384,673	(45,870)	-	592,047	(1,193,801)	(11,487)	-	155,582	(85,786)	795,358
Interest rate contracts	15,621	(2,591)	-	6,910	(3,606)	(138)	-	3,909	(4,612)	15,493
Equity contracts	2,863	-	-	51,347	(2,863)	-	-	-	-	51,347
Total	1,403,157	(48,461)	-	650,304	(1,200,270)	(11,625)	-	159,491	(90,398)	862,198
Equity securities
Equity securities	384,682	48,562	50,303	261,301	(26,973)	-	-	-	(2)	717,873
Total	384,682	48,562	50,303	261,301	(26,973)	-	-	-	(2)	717,873
Other financial instruments
Other financial instruments	38,319	(5,646)	-	1,712	-	-	-	-	-	34,385
Total	38,319	(5,646)	-	1,712	-	-	-	-	-	34,385
Investment in associates
P.A. Viva Malls	1,661,679	155,824	-	-	-	-	-	-	-	1,817,503
P.A. Distrito Vera	9,103	(401)	-	5,186	(563)	-	-	-	-	13,325
Fideicomiso Locales Distrito Vera	-	(5)	-	61	-	-	-	-	-	56
Total	1,670,782	155,418	-	5,247	(563)	-	-	-	-	1,830,884
Total Assets	6,254,248	152,453	209,631	3,548,434	(3,904,258)	(11,625)	(3,117)	683,159	(95,967)	6,832,958
Liabilities
Derivative financial instruments
Foreign exchange contracts	170,798	48,127	-	114,156	(95,051)	(11,487)	-	3,194	(75,124)	154,613
Interest rate contracts	11,078	(50)	-	206	(4,595)	(138)	-	27,432	(6,287)	27,646
Equity contracts	1,852	-	-	1,278	(1,852)	-	-	-	-	1,278
Total	183,728	48,077	-	115,640	(101,498)	(11,625)	-	30,626	(81,411)	183,537
Total liabilities	183,728	48,077	-	115,640	(101,498)	(11,625)	-	30,626	(81,411)	183,537
(1)From derivative assets to derivative liabilities classified in level 3 and vice versa.

Level 3 fair value rollforward
The following were the significant level 3 transfers at December 31, 2025, and 2024:
As of December 31, 2025, and 2024, net transfers in Cibest Corporate Group for COP 1,984 and COP 8,987, respectively, from level 3 to level 2 of derivatives foreign exchange contracts and interest rate contracts, it was presented due to the transfer of the credit risk of the counterparty to the own credit risk. As of December 31, 2025, and 2024, net transfers for COP (50,226) and COP 128,865, respectively, from level 2 to level 3 of the derivative foreign exchange contracts and interest rate contracts, it was presented due to the transfer of the credit risk from Cibest Corporate Group to the credit risk of the counterparty.

As of December 31, 2025, and 2024, there are corporate bonds of debt instruments at fair value through OCI for COP 512,511 and 577,439, respectively.

As of December 31, 2025, and 2024, unrealized gains and losses on debt instruments were COP 4,227 and COP 2,580; equity securities COP 39,067 and COP 48,562, respectively.
Transfers between level 1 and level 2 of the fair value hierarchy
The table below presents the transfers for all assets and liabilities measured at fair value on a recurring basis between level 1 and level 2 as of December 31, 2025, and 2024:

	December 31, 2025		December 31, 2024
Type of instruments	Transfers level 1 to level 2	Transfers level 2 to level 1	Transfers level 1 to level 2	Transfers level 2 to level 1
In millions of COP
Debt instruments at fair value though profit or loss
Securities issued by the Colombian Government	36,039	-	202,779	-
Securities issued or secured by foreign government	-	-	26,866	929
Total	36,039	-	229,645	929
Debt instruments at fair value through OCI
Securities issued or secured by foreign government	-	-	467,133	137,884
Total	-	-	467,133	137,884
Equity securities
Equity securities	2	10,018	63,827	-
Total	2	10,018	63,827	-
As of December 31, 2025, Cibest Corporate Group transferred securities from level 1 to level 2, because such securities had lower liquidity and lower trading in an active market.

All transfers are assumed to occur at the end of the reporting period.

Quantitative information about level 3 fair value measurements

The fair value of financial instruments is, in certain circumstances, measured using valuation techniques that incorporate assumptions that are not evidenced by prices from observable market transactions in the same instrument and are not based on observable market data. Changing one or more of the inputs to the valuation models to reasonably possible alternative assumptions would change the fair values and therefore a valuation adjustment would be recognized in profit or loss. Favorable and unfavorable changes are determined on the basis of changes in the value of the instrument as a result of varying the levels of the unobservable input as described in the table below.

The following table sets forth information about significant unobservable inputs related to Cibest Corporate Group’s material categories of level 3 financial assets and liabilities and the sensitivity of these fair values to reasonably possible alternative assumptions.
As of December 31, 2025

Type of instruments	Fair Value	Valuation technique	Significant unobservable input	Range of inputs	Weighted average	Sensitivity 100 basis point increase	Sensitivity 100 basis point decrease
In millions of COP
Debt instruments
Securities issued by other financial institutions
TIPS	64,125	Discounted cash flow	Yield	0.14% to 10.31%	3.06%	62,752	65,538
			Prepayment Speed	n/a	n/a	67,024	n/a
			Prepayment Speed	n/a	n/a	63,704	n/a
Other bonds	5,048	Discounted cash flow	Interest rate	0.32% to 1.10%	0.71%	5,002	5,094
Total securities issued by other financial institutions	69,173
Securities issued by the Colombian Government
Bonds by government entities	2,627,989	Discounted cash flow	Interest rate	0.50% to 0.50%	0.50%	2,619,101	2,640,019
Corporate bonds
Corporate bonds	542,224	Discounted cash flow	Yield	-0.16% to 5.02%	2.43%	497,386	559,495
Total debt instruments	3,239,386
Equity securities
Equity securities	787,932	Price-based	Price	n/a	n/a	n/a	n/a
Other financial instruments
Other financial instruments	30,285	Internal valuation methodology	Internal valuation methodology	n/a	n/a	n/a	n/a
Derivative financial instruments
Forward	(424,381)	Discounted cash flow	Credit spread / Yield	0.00% to 17.10%	(0.24%)	(417,068)	(424,265)
Swaps	(33,611)	Discounted cash flow	Credit spread	0.00% to 7.47%	0.61%	(50,216)	(28,748)
Options	(45,907)	Discounted cash flow	Credit spread	0.01% to 2.13%	0.34%	(45,481)	(46,050)
Total derivative financial instruments	(503,899)
Investment in associates
P.A. Viva Malls	1,990,556	Price-based	Price	n/a	n/a	n/a	n/a
P.A. Lote Palermo	37,295	Price-based	Price	n/a	n/a	n/a	n/a
P.A. Distrito Vera	13,405	Price-based	Price	n/a	n/a	n/a	n/a
Fideicomiso Locales Distrito Vera	146	Price-based	Price	n/a	n/a	n/a	n/a
Total investment in associates	2,041,402
As of December 31, 2024

Type of instruments	Fair Value	Valuation technique	Significant unobservable input	Range of inputs	Weighted average	Sensitivity 100 basis point increase	Sensitivity 100 basis point decrease
In millions of COP
Debt instruments
Securities issued by other financial institutions
			Yield	0.14% to 10.66%	3.61%	61,474	65,164
TIPS	63,280	Discounted cash flow	Prepayment Speed	n/a	n/a	65,081	n/a
			Prepayment Speed	n/a	n/a	60,732	n/a
Other bonds	62,558	Discounted cash flow	Interest rate	0.10% to 1.12%	0.94%	61,003	64,177
Time deposits	1,727	Discounted cash flow	Yield / Interest rate	0.91% to 6.40%	3.36%	1,441	1,772
Total securities issued by other financial institutions	127,565
Securities issued by the Colombian Government
Bonds by government entities	2,648,355	Discounted cash flow	Yield	1.18% to 1.18%	1.18%	2,639,349	2,660,301
Corporate bonds
Corporate bonds	611,698	Discounted cash flow	Yield	0.00% to 5.25%	0.98%	573,929	647,264
Total debt instruments	3,387,618
Equity securities
Equity securities	717,873	Price-based	Price	n/a	n/a	n/a	n/a
Other financial instruments
Other financial instruments	34,385	Internal valuation methodology	Internal valuation methodology	n/a	n/a	n/a	n/a
Derivative financial instruments
Forward	430,163	Discounted cash flow	Credit spread / Interest rate	0.00% to 20.80%	7.05%	429,581	430,753
Swaps	182,488	Discounted cash flow	Credit spread	0.00% to 56.14%	4.03%	166,650	204,677
Options	66,010	Discounted cash flow	Credit spread	0.12% to 34.75%	0.50%	65,512	66,242
Total derivative financial instruments	678,661
Investment in associates
P.A. Viva Malls	1,817,503	Price-based	Price	n/a	n/a	n/a	n/a
P.A. Distrito Vera	13,325	Price-based	Price	n/a	n/a	n/a	n/a
Fideicomiso Locales Distrito Vera	56	Price-based	Price	n/a	n/a	n/a	n/a
Total investment in associates	1,830,884
The following table sets forth information about valuation techniques used in the measurement of the fair value investment properties of Cibest Corporate Group, the significant unobservable inputs, and the respective sensitivity:

Methodology	Valuation technique	Significant unobservable input	Description of sensitivity
Sales Comparison Approach - SCA
The fair value assessment is based on the examination of prices at which similar properties in the same area recently sold. Since no two properties are identical the measurement valuation must take into account adjustments for the differences between the sold properties and those held by Cibest Corporate Group to earn rentals or for capital appreciation.
Comparable prices
The weighted average rates used in the capitalization methodology for revenues in the last quarter for 2025 are:
•Direct capitalization: initial rate 8.03%.
•Discounted cash flow: discount rate: 12.12%, terminal rate: 8.17%.
The same weighted rates for the last quarter of 2024 were:
•Direct capitalization: initial rate 8.13%
•Discounted cash flow: discount rate: 12.27%, terminal rate: 8.29%.
The ratio between monthly gross income and real estate value directly administered by the FIC (rental rate) considering the differences in placements and individual factors between properties and in a weighted way in the last quarter of 2025 are 0.80%, and for December 31, 2024 was 0.88%.

An increase (light, normal, considerable, significant) in the capitalization rate used would generate a decrease (significant, considerable, normal, light) in the fair value of the asset, and vice versa.
An increase (light, normal, considerable, significant) in the leases used in the valuation would generate a (significant, light, considerable) increase in the fair value of the asset, and vice versa.

Income Approach Used to estimate the fair value of the property by taking future net cash flows and discounting them at the capitalization rate.	Direct capitalization Discounted cash flows
Cost approach
Used to estimate the fair value of the property by considering the cost to replace or construct a property under the same or similar conditions as the asset being measured, deducting accumulated depreciation and adding the land amount.
Replacement cost
There has been no change to the valuation technique during the year 2025 for each asset.